Segment Information (Summary Of Results Of Segment Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Results of Segment Operations
Revenues from external customers	$ 380.9	$ 385.2	$ 401.0	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4
Depreciation & amortization	6.8				6.4					48.8	28.1	24.8
Operating profit	29.2	(19.2)	40.3	37.1	21.3	15.9	33.5	32.8	16.8	79.0	99.0	94.9
Capital expenditures (including acquisitions)										33.8	65.4	20.2
Carbon Materials & Chemicals [Member]
Summary of Results of Segment Operations
Revenues from external customers	249.5				218.6					1,015.8	795.6	655.2
Intersegment revenues	30.0				27.5					95.2	97.2	91.5
Depreciation & amortization	4.1				4.3					39.3	18.7	17.5
Operating profit	20.5				14.1					45.4	77.6	58.5
Capital expenditures (including acquisitions)										23.0	44.9	10.7
Railroad & Utility Products [Member]
Summary of Results of Segment Operations
Revenues from external customers	131.4				122.9					523.1	449.9	469.2
Depreciation & amortization	2.7				2.1					9.5	9.4	7.3
Operating profit	9.1				7.5					34.8	23.0	38.2
Capital expenditures (including acquisitions)										10.2	20.2	8.5
Corporate [Member]
Summary of Results of Segment Operations
Operating profit	(0.4)				(0.3)					(1.2)	(1.6)	(1.8)
Capital expenditures (including acquisitions)										$ 0.6	$ 0.3	$ 1.0